UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

ASG GLOBAL ALTERNATIVES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2009 (Unaudited)

Principal Amount	Description	Value (†)
Certificates of Deposit — 49.6% of Net Assets
$900,000	Chase Bank USA NA,
	0.400%, 4/06/2009(b)	$900,007
900,000	Bank of Nova Scotia,
	0.560%, 4/06/2009	900,007
900,000	Societe Generale,
	0.750%, 4/08/2009	900,030
900,000	Dexia Credit Local de France,
	1.210%, 4/14/2009	900,213
900,000	Bank of Ireland CT,
	1.140%, 4/14/2009	900,188
900,000	Landesbank Hessen Thueringen Girozent,
	1.460%, 4/14/2009	900,301
900,000	Australia & New Zealand Banking Group,
	0.650%, 4/16/2009	900,112
900,000	Standard Chartered PLC,
	1.160%, 4/22/2009	900,307
500,000	Banco Bilbao de Vizcaya,
	3.600%, 4/23/2009	500,955
900,000	Bayerische Hypo-Und Vereinsbank,
	1.250%, 4/23/2009	900,373
900,000	Bayerische Landesbank Girozentrale,
	1.205%, 5/11/2009	900,260
900,000	Landesbank Baden Wurtemburg NY,
	1.160%, 5/12/2009	900,220
900,000	Svenska Handelsbanken NY,
	0.935%, 5/13/2009	899,983
900,000	Rabobank Nederland,
	0.750%, 6/09/2009(b)	900,087
900,000	CALYON North America, Inc.,
	2.700%, 6/10/2009(b)	902,638

	Total Certificates of Deposit (Identified Cost $13,103,083)	13,105,681

Commercial Paper — 27.4%
	Banking — 20.6%
900,000	Lloyd’s Bank PLC,
	0.600%, 4/07/2009(c)	899,910
900,000	Canadian Imperial Holdings, Inc.,
	0.650%, 4/08/2009(c)	899,886
900,000	ICICI Bank Ltd.,
	(Credit Support: Bank of America),
	1.200%, 4/16/2009(c)	899,702
900,000	Commonwealth Bank of Australia,
	0.545%, 4/23/2009(c)	899,700
900,000	ING (US) Funding LLC,
	0.470%, 4/23/2009(c)	899,742
950,000	Royal Bank of Scotland,
	0.970%, 5/15/2009(c)	948,874

		5,447,814

	Distribution/Wholesale — 3.4%
900,000	Louis Dreyfus Corp.,
	(Credit Support: Barclays Bank),
	1.420%, 4/29/2009(c)	899,613

	Education — 3.4%
900,000	Johns Hopkins University (The),
	Series C,
	0.600%, 5/21/2009	900,000

	Total Commercial Paper (Identified Cost $7,246,668)	7,247,427

Time Deposits — 7.9%
1,000,000	BNP Paribas,
	0.240%, 4/01/2009	1,000,000
1,000,000	National Bank of Canada,
	0.250%, 4/01/2009	1,000,000
100,000	Royal Bank of Canada,
	0.200%, 4/01/2009	100,000

	Total Time Deposits (Identified Cost $2,100,000)	2,100,000

	Total Investments — 84.9% (Identified Cost $22,449,751)(a)	22,453,108
	Other assets less liabilities — 15.1%	3,996,270

	Net Assets — 100.0%	$26,449,378

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund, Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2009, the value of the Fund’s investment in the subsidiary was $2,923,791, representing 11.1% of the Fund’s net assets.

(†)	Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are priced at their most recent settlement price. Forward foreign currency contracts are “marked-to market” daily utilizing interpolated prices determined from information provided by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

1

ASG GLOBAL ALTERNATIVES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

(a)	Federal Tax Information:

At March 31, 2009, the net unrealized appreciation on short term investments purchased with over 60 days to maturity based on a cost of $22,449,751 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,411
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(54)

Net unrealized appreciation	$3,357

At December 31, 2008, the Fund had a capital loss carryforward of approximately $783,520 which expires on December 31, 2016. At December 31, 2008, post-October capital loss deferrals were $44,398. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for open futures and forward foreign currency contracts.
(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to gain exposure to foreign currencies and may also use forward foreign currency contracts for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. A contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At March 31, 2009, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Value	Unrealized Appreciation (Depreciation)
Buy[1]	6/17/2009	Canadian Dollar	900,000	714,435	$7,066
Buy[1]	6/17/2009	Swiss Franc	125,000	109,997	1,110
Buy[1]	6/17/2009	Euro	2,375,000	3,155,722	126,314
Sell[1]	6/17/2009	Euro	625,000	830,453	27,219
Buy[1]	6/17/2009	British Pound	375,000	538,207	18,296
Buy[1]	6/17/2009	Japanese Yen	50,000,000	505,735	(3,961)
Buy[1]	6/17/2009	Swedish Krona	2,000,000	243,436	18,161

Total					$194,205

[1]	Counterparty is UBS.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index (e.g., an interest-bearing security) for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities. This initial cash margin, if any, is reflected on the Statement of Assets and Liabilities as part of “Due from brokers”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of the collateral held. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited.

At March 31, 2009, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Dax	6/19/2009	1	$136,248	$1,976
Euro Dollar	6/15/2009	31	7,664,750	9,488
FTSE 100	6/19/2009	4	222,976	5,481
German Euro Bund	6/08/2009	7	1,157,224	6,005
S&P 500 E Mini	6/19/2009	4	158,950	150
TOPIX	6/12/2009	3	235,490	18,942
UK Long Gilt	6/26/2009	9	1,591,091	15,712
10 Year Japan
Government Bond	6/11/2009	1	1,395,666	(3,132)
10 Year U.S. Treasury
Note	6/19/2009	17	2,109,328	51,500

Total				$106,122

2

ASG GLOBAL ALTERNATIVES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Commodity Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	6/17/2009	18	$623,813	$25,725
Brent Crude Oil	4/15/2009	10	492,300	25,360
Copper	6/17/2009	2	201,850	16,218
Gas Oil	5/12/2009	3	128,250	(10,125)
Gold	6/26/2009	1	92,500	(1,620)
Heating Oil	4/30/2009	4	229,807	(2,612)
Light Sweet Crude Oil	4/21/2009	11	546,260	16,170
Natural Gas	4/28/2009	7	264,320	(41,650)
Nickel	6/17/2009	2	118,044	1,884
Zinc	6/17/2009	3	98,813	4,269

Total				$33,619

Fair Value Measurements

In accordance with standards established by the Financial Accounting Standards Board, the Fund has categorized the inputs utilized in determining the value of its investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Other financial instruments are derivative instruments not reflected in investments carried at value and include futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Securities Purchased Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	22,453,108
Level 3 - Significant Unobservable Inputs	—

Total	$22,453,108

Valuation Inputs	Other Financial Instruments
Level 1 - Quoted Prices	$139,741
Level 2 - Other Significant Observable Inputs	194,205
Level 3 - Significant Unobservable Inputs	—

Total	$333,946

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Derivatives

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), effective January 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts and futures contracts.

The Fund seeks to achieve long and short exposure to global equity, bond, currency, and commodity markets through a wide range of derivative and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments.

The following is a summary of derivative instruments for the Fund, as of March 31, 2009:

Fair Value
Asset Derivatives
Foreign exchange contracts	$198,166
Equity contracts	26,550
Interest rate contracts	82,704
Commodity contracts	89,626

Liability Derivatives
Foreign exchange contracts	$(3,961)
Equity contracts	—
Interest rate contracts	(3,132)
Commodity contracts	(56,007)

Net Asset Summary at March 31, 2009 (Unaudited)

Certificates of Deposit	49.6%
Banking	20.6
Time Deposits	7.9
Education	3.4
Distribution/Wholesale	3.4

Total Investments	84.9
Other assets less liabilities (including open Forward Foreign Currency and Futures Contracts)	15.1

Net Assets	100.0%

3

DELAFIELD SELECT FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 88.4% of Net Assets
	Aerospace & Defense — 2.3%
13,500	Esterline Technologies Corp.(b)	$272,565

	Chemicals — 6.6%
46,000	Ashland, Inc.	475,180
21,000	Cytec Industries, Inc.	315,420

		790,600

	Commercial Services & Supplies — 1.4%
10,000	Republic Services, Inc.	171,500

	Electrical Equipment — 4.2%
13,000	Acuity Brands, Inc.	293,020
12,100	Brady Corp.	213,323

		506,343

	Electronic Equipment & Instruments — 13.6%
61,000	Checkpoint Systems, Inc.(b)	547,170
222,000	Flextronics International Ltd.(b)	641,580
130,000	Vishay Intertechnology, Inc.(b)	452,400

		1,641,150

	Health Care Technology — 2.8%
27,500	IMS Health, Inc.	342,925

	Industrial Conglomerates — 3.8%
23,000	Carlisle Cos., Inc.	451,490

	Internet Software & Services — 4.4%
24,000	j2 Global Communications, Inc.(b)	525,360

	IT Services — 10.0%
23,300	Cognizant Technology Solutions Corp., Class A(b)	484,407
34,500	Genpact Ltd.(b)	305,670
90,000	Tier Technologies, Inc., Class B(b)	416,700

		1,206,777

	Life Sciences Tools & Services — 4.6%
15,500	Thermo Fisher Scientific, Inc.(b)	552,885

	Machinery — 20.3%
65,000	Albany International Corp., Class A	588,250
54,000	Barnes Group, Inc.	577,260
32,000	Crane Co.	540,160
43,000	Federal Signal Corp.	226,610
31,400	Kennametal, Inc.	508,994

		2,441,274

	Paper & Forest Products — 2.7%
134,000	KapStone Paper and Packaging Corp.(b)	329,640

	Specialty Retail — 9.1%
53,000	Collective Brands, Inc.(b)	516,220
55,000	Foot Locker, Inc.	576,400

		1,092,620

	Textiles, Apparel & Luxury Goods — 2.6%
34,000	Maidenform Brands, Inc.(b)	311,440

	Total Common Stocks (Identified Cost $15,395,706)	10,636,569

Principal Amount	Description	Value (†)
Short-Term Investments — 15.9%
$1,910,511	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $1,910,511 on 4/01/2009, collateralized by $1,830,000 Federal National Mortgage Association, 7.250% due 1/15/2010 valued at $1,948,950 including accrued interest (c) (Identified Cost $1,910,511)	$1,910,511

	Total Investments — 104.3% (Identified Cost $17,306,217)(a)	12,547,080
	Other assets less liabilities — (4.3)%	(521,002)

	Net Assets — 100.0%	$12,026,078

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

1

DELAFIELD SELECT FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

At March 31, 2009, the net unrealized depreciation on investments based on a cost of $17,306,217 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$319,808
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,078,945)

Net unrealized depreciation	$(4,759,137)

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with standards established by the Financial Accounting Standards Board, the Fund has categorized the inputs utilized in determining the value of its investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$12,547,080
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$12,547,080

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Derivatives

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which became effective on January 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management has concluded that, since the Fund did not hold any derivative instruments during the 3 months ended March 31, 2009, no additional disclosures pursuant to FAS 161 are required at this time.

2

DELAFIELD SELECT FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Net Asset Summary at March 31, 2009 (Unaudited)

Machinery	20.3%
Electronic Equipment & Instruments	13.6
IT Services	10.0
Specialty Retail	9.1
Chemicals	6.6
Life Sciences Tools & Services	4.6
Internet Software & Services	4.4
Electrical Equipment	4.2
Industrial Conglomerates	3.8
Health Care Technology	2.8
Paper & Forest Products	2.7
Textiles, Apparel & Luxury Goods	2.6
Aerospace & Defense	2.3
Commercial Services & Supplies	1.4
Short -Term Investments	15.9

Total Investments	104.3
Other assets less liabilities	(4.3)

Net Assets	100.0%

3

HARRIS ASSOCIATES LARGE CAP VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 95.2% of Net Assets
	Aerospace & Defense — 3.4%
66,300	Boeing Co. (The)	$2,358,954
19,700	General Dynamics Corp.	819,323

		3,178,277

	Air Freight & Logistics — 3.0%
62,000	FedEx Corp.	2,758,380

	Automotive — 1.5%
100,200	Harley-Davidson, Inc.	1,341,678

	Capital Markets — 13.2%
167,600	Bank of New York Mellon Corp.	4,734,700
58,800	Franklin Resources, Inc.	3,167,556
124,900	Legg Mason, Inc.	1,985,910
100,000	Morgan Stanley	2,277,000

		12,165,166

	Computers & Peripherals — 5.7%
162,600	Hewlett-Packard Co.	5,212,956

	Consumer Finance — 3.2%
120,200	American Express Co.	1,638,326
212,850	Discover Financial Services	1,343,083

		2,981,409

	Diversified Financial Services — 7.4%
242,000	Bank of America Corp.	1,650,440
194,500	JP Morgan Chase & Co.	5,169,810

		6,820,250

	Energy Equipment & Services — 1.3%
41,000	National-Oilwell Varco, Inc.(b)	1,177,110

	Food & Staples Retailing — 5.4%
92,300	CVS Caremark Corp.	2,537,327
93,300	Walgreen Co.	2,422,068

		4,959,395

	Health Care Equipment & Supplies — 3.2%
100,300	Medtronic, Inc.	2,955,841

	Hotels, Restaurants & Leisure — 10.0%
235,100	Carnival Corp.	5,078,160
159,200	Marriott International, Inc., Class A	2,604,512
8,300	McDonald’s Corp.	452,931
84,300	Starwood Hotels & Resorts Worldwide, Inc.	1,070,610

		9,206,213

	Household Durables — 1.0%
38,200	Fortune Brands, Inc.	937,810

	Machinery — 4.2%
33,100	Caterpillar, Inc.	925,476
96,400	Illinois Tool Works, Inc.	2,973,940

		3,899,416

	Media — 9.7%
134,500	Comcast Corp., Special Class A	1,731,015
102,900	Omnicom Group, Inc.	2,407,860
14,458	Time Warner Cable, Inc.	358,563
57,600	Time Warner, Inc.	1,111,680
75,900	Viacom, Inc., Class B(b)	1,319,142
111,000	Walt Disney Co. (The)	2,015,760

		8,944,020

	Oil, Gas & Consumable Fuels — 4.5%
22,400	Apache Corp.	1,435,616
234,800	Williams Cos., Inc.	2,672,024

		4,107,640

	Paper & Forest Products — 2.1%
69,100	Weyerhaeuser Co.	1,905,087

	Pharmaceuticals — 0.9%
35,800	Schering-Plough Corp.	843,090

	Road & Rail — 2.6%
57,300	Union Pacific Corp.	2,355,603

	Semiconductors & Semiconductor Equipment — 9.2%
431,300	Intel Corp.	6,491,065
119,000	Texas Instruments, Inc.	1,964,690

		8,455,755

	Specialty Retail — 2.5%
60,000	Best Buy Co., Inc.	2,277,600

	Textiles, Apparel & Luxury Goods — 1.2%
22,700	NIKE, Inc., Class B	1,064,403

	Total Common Stocks (Identified Cost $139,215,599)	87,547,099

Principal Amount
Short-Term Investments — 4.4%
$4,096,352	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $4,096,352 on 4/01/2009, collateralized by $4,035,000 Federal Home Loan Mortgage Corp., 4.270% due 12/03/2013 valued at $4,180,664, including accrued interest(c) (Identified Cost $4,096,352)	4,096,352

	Total Investments — 99.6% (Identified Cost $143,311,951)(a)	91,643,451
	Other assets less liabilities — 0.4%	327,685

	Net Assets — 100.0%	$91,971,136

1

HARRIS ASSOCIATES LARGE CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2009, the net unrealized depreciation on investments based on a cost of $143,311,951 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,317,031
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(53,985,531)

Net unrealized depreciation	$(51,668,500)

At December 31, 2008, the Fund had a capital loss carryforward of approximately $60,007,143 of which $25,407,834 expires on December 31, 2009, $24,633,843 expires on December 31, 2010 and $9,965,466 expires on December 31, 2011. At December 31, 2008 post-October capital loss deferrals were $5,652,406. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with standards established by the Financial Accounting Standards Board, the Fund has categorized the inputs utilized in determining the value of its investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

HARRIS ASSOCIATES LARGE CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$91,643,451
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$91,643,451

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Derivatives

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which became effective on January 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management has concluded that, since the Fund did not hold any derivative instruments during the three months ended March 31, 2009, no additional disclosures pursuant to FAS 161 are required at this time.

Net Asset Summary at March 31, 2009 (Unaudited)

Capital Markets	13.2%
Hotels, Restaurants & Leisure	10.0
Media	9.7
Semiconductors & Semiconductor Equipment	9.2
Diversified Financial Services	7.4
Computers & Peripherals	5.7
Food & Staples Retailing	5.4
Oil, Gas & Consumable Fuels	4.5
Machinery	4.2
Aerospace & Defense	3.4
Consumer Finance	3.2
Health Care Equipment & Supplies	3.2
Air Freight & Logistics	3.0
Road & Rail	2.6
Specialty Retail	2.5
Paper & Forest Products	2.1
Other Investments, less than 2% each	5.9
Short-Term Investments	4.4

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

3

VAUGHAN NELSON VALUE OPPORTUNITY FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 95.1% of Net Assets
	Aerospace & Defense — 1.1%
175	Alliant Techsystems, Inc.(b)	$11,722

	Capital Markets — 3.9%
375	Jefferies Group, Inc.	5,175
925	Raymond James Financial, Inc.	18,222
1,175	TD Ameritrade Holding Corp.(b)	16,227

		39,624

	Chemicals — 3.5%
550	Albemarle Corp.	11,973
300	FMC Corp.	12,942
850	Nalco Holding Co.	11,110

		36,025

	Commercial Banks — 2.4%
200	Cullen/Frost Bankers, Inc.	9,388
550	Prosperity Bancshares, Inc.	15,042

		24,430

	Commercial Services & Supplies — 2.7%
375	Pitney Bowes, Inc.	8,756
350	R. R. Donnelley & Sons Co.	2,566
625	Waste Connections, Inc.(b)	16,062

		27,384

	Communications Equipment — 2.1%
875	Nice Systems Ltd., Sponsored ADR(b)	21,753

	Containers & Packaging — 3.0%
1,550	Owens-Illinois, Inc.(b)	22,382
552	Pactiv Corp.(b)	8,054

		30,436

	Electrical Equipment — 0.6%
300	General Cable Corp.(b)	5,946

	Electronic Equipment & Instruments — 0.5%
100	Mettler-Toledo International, Inc.(b)	5,133
	Energy Equipment & Services — 2.9%
2,625	Cal Dive International, Inc.(b)	17,771
375	Dresser-Rand Group, Inc.(b)	8,288
300	Superior Energy Services, Inc.(b)	3,867

		29,926

	Food & Staples Retailing — 1.8%
850	Kroger Co. (The)	18,037

	Food Products — 8.8%
825	Archer-Daniels-Midland Co.	22,918
1,700	ConAgra Foods, Inc.	28,679
425	J.M. Smucker Co. (The)	15,840
425	Ralcorp Holdings, Inc.(b)	22,899

		90,336

	Health Care Equipment & Supplies — 4.1%
125	Becton, Dickinson and Co.	8,405
100	C.R. Bard, Inc.	7,972
125	Teleflex, Inc.	4,886
575	Zimmer Holdings, Inc.(b)	20,988

		42,251

	Health Care Providers & Services — 6.2%
625	DaVita, Inc.(b)	27,469
450	Henry Schein, Inc.(b)	18,004
600	MEDNAX, Inc.(b)	17,682

		63,155

	Hotels, Restaurants & Leisure — 0.7%
1,436	Wendy’s/Arby’s Group, Inc., Class A	7,223

	Household Products — 2.7%
550	Energizer Holdings, Inc.(b)	27,329

	Independent Power Producers & Energy Traders — 1.1%
1,700	Calpine Corp.(b)	11,577

	Industrial Conglomerates — 0.5%
375	McDermott International, Inc.(b)	5,021

	Insurance — 12.7%
675	ACE Ltd.	27,270
100	Arch Capital Group Ltd.(b)	5,386
875	HCC Insurance Holdings, Inc.	22,041
875	IPC Holdings Ltd.	23,660
350	Reinsurance Group of America, Inc.	11,336
925	W.R. Berkley Corp.	20,859
850	Willis Group Holdings Ltd.	18,700

		129,252

	Internet Software & Services — 0.1%
50	eBay, Inc.(b)	628

	IT Services — 1.0%
275	Fiserv, Inc.(b)	10,027

	Leisure Equipment & Products — 0.9%
800	Mattel, Inc.	9,224

	Life Sciences Tools & Services — 1.8%
525	Thermo Fisher Scientific, Inc.(b)	18,727

	Machinery — 2.0%
150	Eaton Corp.	5,529
225	Harsco Corp.	4,988
75	Kaydon Corp.	2,050
175	Lincoln Electric Holdings, Inc.	5,546
250	Terex Corp.(b)	2,312

		20,425

	Media — 1.3%
550	Omnicom Group, Inc.	12,870

	Oil, Gas & Consumable Fuels — 2.8%
125	Anadarko Petroleum Corp.	4,861
525	Petrohawk Energy Corp.(b)	10,096
1,300	SandRidge Energy, Inc.(b)	8,567
175	XTO Energy, Inc.	5,358

		28,882

	Professional Services — 1.0%
400	Equifax, Inc.	9,780

	REITs — 3.2%
2,325	Annaly Capital Management, Inc.	32,248

	Road & Rail — 0.3%
75	Canadian National Railway Co.	2,659

	Software — 6.5%
950	Amdocs Ltd.(b)	17,594
300	Check Point Software Technologies Ltd.(b)	6,663

VAUGHAN NELSON VALUE OPPORTUNITY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
	Software — continued
2,100	Nuance Communications, Inc.(b)	$22,806
650	Sybase, Inc.(b)	19,688

		66,751

	Specialty Retail — 6.2%
25	AutoZone, Inc.(b)	4,066
500	Best Buy Co., Inc.	18,980
650	GameStop Corp., Class A(b)	18,213
225	Ross Stores, Inc.	8,073
750	Staples, Inc.	13,582

		62,914

	Textiles, Apparel & Luxury Goods — 1.5%
575	Phillips-Van Heusen Corp.	13,041
50	VF Corp.	2,856

		15,897

	Thrifts & Mortgage Finance — 3.0%
1,200	New York Community Bancorp, Inc.	13,404
975	People’s United Financial, Inc.	17,521

		30,925

	Wireless Telecommunication Services — 2.2%
1,425	Syniverse Holdings, Inc.(b)	22,458

	Total Common Stocks (Identified Cost $1,056,895)	970,975

Exchange Traded Funds — 1.8%
750	iShares Russell Midcap Value Index Fund (Identified Cost $21,949)	17,865

	Total Investments — 96.9% (Identified Cost $1,078,844)(a)	988,840
	Other assets less liabilities — 3.1%	31,741

	Net Assets — 100.0%	$1,020,581

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

VAUGHAN NELSON VALUE OPPORTUNITY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes.
Such adjustments are primarily due to wash sales.):

At March 31, 2009. the net unrealized depreciation on investments based on a cost of $1,078,844 for federal income tax purposes was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$38,062
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(128,066)

	Net unrealized depreciation	$(90,004)

	At December 31, 2008 post-October capital loss deferrals were $4,369. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with standards established by the Financial Accounting Standards Board, the Fund has categorized the inputs utilized in determining the value of its investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$988,840
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$988,840

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Derivatives

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which became effective on January 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management has concluded that, since the Fund did not hold any derivative instruments during the three months ended March 31, 2009, no additional disclosures pursuant to FAS 161 are required at this time.

Net Asset Summary at March 31, 2009 (Unaudited)

Insurance	12.7%
Food Products	8.8
Software	6.5
Health Care Providers & Services	6.2
Specialty Retail	6.2
Health Care Equipment & Supplies	4.1
Capital Markets	3.9
Chemicals	3.5
REITs	3.2
Thrifts & Mortgage Finance	3.0
Containers & Packaging	3.0
Energy Equipment & Services	2.9
Oil, Gas & Consumable Fuels	2.8
Commercial Services & Supplies	2.7
Household Products	2.7
Commercial Banks	2.4
Wireless Telecommunication Services	2.2
Communications Equipment	2.1
Machinery	2.0
Other Investments, less than 2% each	16.0

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 26, 2009

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 26, 2009